Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Pacer International Export Leaders ETF (PIEL)
(the “Fund”)
a series of Pacer Funds Trust
Supplement dated January 12, 2026 to the
Statement of Additional Information (“SAI”) dated August 31, 2025
Effective immediately, the size of Creation Units (as defined in the SAI) for the Fund will be 20,000 shares. This Supplement pertains only to the Fund and does not affect the size of Creation Units for any other fund, including other funds offered in the Fund’s current SAI.

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Pacer US Export Leaders ETF (PEXL)
(the “Fund”)
a series of Pacer Funds Trust
Supplement dated January 12, 2026 to the
Statement of Additional Information (“SAI”) dated December 31, 2025
Effective immediately, the size of Creation Units (as defined in the SAI) for the Fund will be 20,000 shares. This Supplement pertains only to the Fund and does not affect the size of Creation Units for any other fund, including other funds offered in the Fund’s current SAI.

Please retain this Supplement with your SAI for future reference.